Derivatives and Hedging (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Cash Collateral Netting
Cash Collateral Received Netted Against Risk Management Assets	$ 4,000,000		$ 4,000,000
Cash Collateral Paid Netted Against Risk Management Liabilities	35,000,000		13,000,000
Fair Value of Derivative Instruments
Current Risk Management Assets	178,000,000		160,000,000
Long-term Risk Management Assets	294,000,000		297,000,000
Total Assets	472,000,000		457,000,000
Current Risk Management Liabilities	92,000,000		90,000,000
Long-term Risk Management Liabilities	131,000,000		177,000,000
Total Liabilities	223,000,000		267,000,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	270,000,000		57,000,000		25,000,000
Gain (Loss) on Hedging Instruments
Gain (Loss) on Fair Value Hedging Instruments	4,000,000		(10,000,000)		0	[1]
Gain (Loss) on Fair Value Portion of Long-term Debt	(4,000,000)		10,000,000		0	[1]
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	16,000,000	[2]	7,000,000	[2]
Hedging Liabilities	15,000,000	[2]	8,000,000	[2]
AOCI Gain (Loss) Net of Tax	(18,000,000)		(23,000,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	2,000,000		(4,000,000)
Maximum Term for Exposure to Variability of Future Cash Flows	72 months
Collateral Triggering Events [Abstract]
Fair Value of Contracts with Credit Downgrade Triggers	0		3,000,000
Amount of Collateral AEP Subsidiaries Would Have been Required to Post for Derivative Contracts as well as Derivative and Non-Derivative Contracts Subject to the Same Master Netting Arrangement	0		0
Amount of Collateral AEP Subsidiaries Would Have Been Required to Post Attributable to RTOs and ISOs	36,000,000		28,000,000
Amount of Collateral Attributable to Other Contracts	281,000,000	[3]	5,000,000	[3]
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements	235,000,000		293,000,000
Amount of Cash Collateral Posted	9,000,000		1,000,000
Additional Settlement Liability if Cross Default Provision is Triggered	178,000,000		235,000,000
Derivatives and Hedging (Textuals) [Abstract]
Cash Collateral Received Netted Against Risk Management Assets	4,000,000		4,000,000
Cash Collateral Paid Netted Against Risk Management Liabilities	35,000,000		13,000,000
Maximum Term for Exposure to Variability of Future Cash Flows	72 months
Appalachian Power Co [Member]
Cash Collateral Netting
Cash Collateral Received Netted Against Risk Management Assets	68,000		0
Cash Collateral Paid Netted Against Risk Management Liabilities	98,000		2,993,000
Fair Value of Derivative Instruments
Current Risk Management Assets	23,792,000		21,171,000
Long-term Risk Management Assets	4,891,000		16,948,000
Total Assets			38,119,000
Current Risk Management Liabilities	11,017,000		8,892,000
Long-term Risk Management Liabilities	2,057,000		10,241,000
Total Liabilities			19,133,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	54,210,000		1,677,000		(1,670,000)
Impact of Cash Flow Hedges on the Balance Sheet
Maximum Term for Exposure to Variability of Future Cash Flows	0 months
Collateral Triggering Events [Abstract]
Fair Value of Contracts with Credit Downgrade Triggers	0		575,000
Amount of Collateral AEP Subsidiaries Would Have been Required to Post for Derivative Contracts as well as Derivative and Non-Derivative Contracts Subject to the Same Master Netting Arrangement	0		0
Amount of Collateral AEP Subsidiaries Would Have Been Required to Post Attributable to RTOs and ISOs	6,339,000		2,539,000
Amount of Collateral Attributable to Other Contracts	74,000		208,000
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements	9,043,000		19,648,000
Amount of Cash Collateral Posted	0		0
Additional Settlement Liability if Cross Default Provision is Triggered	9,012,000		18,568,000
Derivatives and Hedging (Textuals) [Abstract]
Cash Collateral Received Netted Against Risk Management Assets	68,000		0
Cash Collateral Paid Netted Against Risk Management Liabilities	98,000		2,993,000
Maximum Term for Exposure to Variability of Future Cash Flows	0 months
Indiana Michigan Power Co [Member]
Cash Collateral Netting
Cash Collateral Received Netted Against Risk Management Assets	163,000		0
Cash Collateral Paid Netted Against Risk Management Liabilities	47,000		2,030,000
Fair Value of Derivative Instruments
Current Risk Management Assets	22,328,000		15,388,000
Long-term Risk Management Assets	3,317,000		11,495,000
Total Assets			26,883,000
Current Risk Management Liabilities	5,223,000		7,029,000
Long-term Risk Management Liabilities	1,395,000		6,946,000
Total Liabilities			13,975,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	49,204,000		1,536,000		1,344,000
Impact of Cash Flow Hedges on the Balance Sheet
Maximum Term for Exposure to Variability of Future Cash Flows	0 months
Collateral Triggering Events [Abstract]
Fair Value of Contracts with Credit Downgrade Triggers	0		390,000
Amount of Collateral AEP Subsidiaries Would Have been Required to Post for Derivative Contracts as well as Derivative and Non-Derivative Contracts Subject to the Same Master Netting Arrangement	0		0
Amount of Collateral AEP Subsidiaries Would Have Been Required to Post Attributable to RTOs and ISOs	4,299,000		1,722,000
Amount of Collateral Attributable to Other Contracts	47,000		141,000
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements	6,134,000		13,326,000
Amount of Cash Collateral Posted	0		0
Additional Settlement Liability if Cross Default Provision is Triggered	6,113,000		12,594,000
Derivatives and Hedging (Textuals) [Abstract]
Cash Collateral Received Netted Against Risk Management Assets	163,000		0
Cash Collateral Paid Netted Against Risk Management Liabilities	47,000		2,030,000
Maximum Term for Exposure to Variability of Future Cash Flows	0 months
Ohio Power Co [Member]
Cash Collateral Netting
Cash Collateral Received Netted Against Risk Management Assets	0		0
Cash Collateral Paid Netted Against Risk Management Liabilities	102,000		0
Fair Value of Derivative Instruments
Current Risk Management Assets	7,242,000		3,082,000
Long-term Risk Management Assets	45,102,000		0
Total Assets			3,082,000
Current Risk Management Liabilities	1,943,000		0
Long-term Risk Management Liabilities	3,013,000		0
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	85,984,000		2,011,000		(2,126,000)
Impact of Cash Flow Hedges on the Balance Sheet
Maximum Term for Exposure to Variability of Future Cash Flows	0 months
Collateral Triggering Events [Abstract]
Fair Value of Contracts with Credit Downgrade Triggers	0		349,000
Amount of Collateral AEP Subsidiaries Would Have been Required to Post for Derivative Contracts as well as Derivative and Non-Derivative Contracts Subject to the Same Master Netting Arrangement	0		0
Amount of Collateral AEP Subsidiaries Would Have Been Required to Post Attributable to RTOs and ISOs	0		0
Amount of Collateral Attributable to Other Contracts	0		0
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements	0		0
Amount of Cash Collateral Posted	0		0
Additional Settlement Liability if Cross Default Provision is Triggered	0		0
Derivatives and Hedging (Textuals) [Abstract]
Cash Collateral Received Netted Against Risk Management Assets	0		0
Cash Collateral Paid Netted Against Risk Management Liabilities	102,000		0
Maximum Term for Exposure to Variability of Future Cash Flows	0 months
Public Service Co Of Oklahoma [Member]
Cash Collateral Netting
Cash Collateral Received Netted Against Risk Management Assets	0		0
Cash Collateral Paid Netted Against Risk Management Liabilities	54,000		1,000
Fair Value of Derivative Instruments
Current Risk Management Assets	0		1,167,000
Total Assets			1,167,000
Current Risk Management Liabilities	918,000		85,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	373,000		4,326,000		(5,160,000)
Impact of Cash Flow Hedges on the Balance Sheet
Maximum Term for Exposure to Variability of Future Cash Flows	0 months
Collateral Triggering Events [Abstract]
Fair Value of Contracts with Credit Downgrade Triggers	0		0
Amount of Collateral AEP Subsidiaries Would Have been Required to Post for Derivative Contracts as well as Derivative and Non-Derivative Contracts Subject to the Same Master Netting Arrangement	0		0
Amount of Collateral AEP Subsidiaries Would Have Been Required to Post Attributable to RTOs and ISOs	693,000		410,000
Amount of Collateral Attributable to Other Contracts	4,111,000		2,520,000
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements	0		3,000
Amount of Cash Collateral Posted	0		0
Additional Settlement Liability if Cross Default Provision is Triggered	0		3,000
Derivatives and Hedging (Textuals) [Abstract]
Cash Collateral Received Netted Against Risk Management Assets	0		0
Cash Collateral Paid Netted Against Risk Management Liabilities	54,000		1,000
Maximum Term for Exposure to Variability of Future Cash Flows	0 months
Southwestern Electric Power Co [Member]
Cash Collateral Netting
Cash Collateral Received Netted Against Risk Management Assets	0		0
Cash Collateral Paid Netted Against Risk Management Liabilities	62,000		3,000
Fair Value of Derivative Instruments
Current Risk Management Assets	31,000		1,179,000
Total Assets			1,179,000
Current Risk Management Liabilities	1,082,000		0
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	15,765,000		2,533,000		(5,889,000)
Impact of Cash Flow Hedges on the Balance Sheet
Maximum Term for Exposure to Variability of Future Cash Flows	0 months
Collateral Triggering Events [Abstract]
Fair Value of Contracts with Credit Downgrade Triggers	0		0
Amount of Collateral AEP Subsidiaries Would Have been Required to Post for Derivative Contracts as well as Derivative and Non-Derivative Contracts Subject to the Same Master Netting Arrangement	0		0
Amount of Collateral AEP Subsidiaries Would Have Been Required to Post Attributable to RTOs and ISOs	877,000		519,000
Amount of Collateral Attributable to Other Contracts	166,000		194,000
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements	0		3,000
Amount of Cash Collateral Posted	0		0
Additional Settlement Liability if Cross Default Provision is Triggered	0		3,000
Derivatives and Hedging (Textuals) [Abstract]
Cash Collateral Received Netted Against Risk Management Assets	0		0
Cash Collateral Paid Netted Against Risk Management Liabilities	62,000		3,000
Maximum Term for Exposure to Variability of Future Cash Flows	0 months
Risk Management Contracts [Member]
Fair Value of Derivative Instruments
Total Assets	453,000,000	[4],[5]	440,000,000	[4],[6]
Total Liabilities	199,000,000	[4],[5]	245,000,000	[4],[6]
Risk Management Contracts [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	28,683,000	[7],[8]	37,756,000	[7],[8]
Total Liabilities	13,074,000	[7],[8]	18,846,000	[7],[8]
Risk Management Contracts [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	25,645,000	[7],[8]	26,667,000	[7],[8]
Total Liabilities	6,618,000	[7],[8]	13,781,000	[7],[8]
Risk Management Contracts [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	52,344,000	[7],[8]	2,920,000	[7],[8]
Total Liabilities	4,956,000	[7],[8]	0	[7],[8]
Risk Management Contracts [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Total Assets	0	[7],[8]	1,083,000	[7],[8]
Total Liabilities	918,000	[7],[8]	85,000	[7],[8]
Risk Management Contracts [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	31,000	[7],[8]	1,082,000	[7],[8]
Total Liabilities	1,082,000	[7],[8]	0	[7],[8]
Commodity [Member]
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	16,000,000	[2]	7,000,000	[2]
Hedging Liabilities	14,000,000	[2]	6,000,000	[2]
AOCI Gain (Loss) Net of Tax	1,000,000		0
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	4,000,000		0
Derivatives and Hedging (Textuals) [Abstract]
Cross Default Provisions Maximum Third Party Obligation Amount	50,000,000		50,000,000
Commodity [Member] | Appalachian Power Co [Member]
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	0	[2]	363,000	[2]
Hedging Liabilities	0	[2]	287,000	[2]
AOCI Gain (Loss) Net of Tax	0		94,000
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	0		94,000
Commodity [Member] | Indiana Michigan Power Co [Member]
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	0	[2]	216,000	[2]
Hedging Liabilities	0	[2]	194,000	[2]
AOCI Gain (Loss) Net of Tax	0		46,000
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	0		46,000
Commodity [Member] | Ohio Power Co [Member]
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	0	[2]	162,000	[2]
Hedging Liabilities	0	[2]	0	[2]
AOCI Gain (Loss) Net of Tax	0		105,000
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	0		105,000
Commodity [Member] | Public Service Co Of Oklahoma [Member]
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	0	[2]	84,000	[2]
Hedging Liabilities	0	[2]	0	[2]
AOCI Gain (Loss) Net of Tax	0		57,000
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	0		57,000
Commodity [Member] | Southwestern Electric Power Co [Member]
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	0	[2]	97,000	[2]
Hedging Liabilities	0	[2]	0	[2]
AOCI Gain (Loss) Net of Tax	0		66,000
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	0		66,000
Commodity [Member] | Risk Management Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	392,000,000	[9]	347,000,000	[9]
Long-term Risk Management Assets	367,000,000	[9]	368,000,000	[9]
Total Assets	759,000,000	[9]	715,000,000	[9]
Current Risk Management Liabilities	329,000,000	[9]	292,000,000	[9]
Long-term Risk Management Liabilities	208,000,000	[9]	237,000,000	[9]
Total Liabilities	537,000,000	[9]	529,000,000	[9]
Total MTM Derivative Contract Net Assets (Liabilities)	222,000,000	[9]	186,000,000	[9]
Commodity [Member] | Risk Management Contracts [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	32,903,000	[9]	46,431,000	[9]
Long-term Risk Management Assets	5,159,000	[9]	20,948,000	[9]
Total Assets	38,062,000	[9]	67,379,000	[9]
Current Risk Management Liabilities	20,161,000	[9]	37,010,000	[9]
Long-term Risk Management Liabilities	2,322,000	[9]	14,452,000	[9]
Total Liabilities	22,483,000	[9]	51,462,000	[9]
Total MTM Derivative Contract Net Assets (Liabilities)	15,579,000	[9]	15,917,000	[9]
Commodity [Member] | Risk Management Contracts [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	28,545,000	[9]	33,229,000	[9]
Long-term Risk Management Assets	3,499,000	[9]	14,208,000	[9]
Total Assets	32,044,000	[9]	47,437,000	[9]
Current Risk Management Liabilities	11,326,000	[9]	26,779,000	[9]
Long-term Risk Management Liabilities	1,575,000	[9]	9,802,000	[9]
Total Liabilities	12,901,000	[9]	36,581,000	[9]
Total MTM Derivative Contract Net Assets (Liabilities)	19,143,000	[9]	10,856,000	[9]
Commodity [Member] | Risk Management Contracts [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	7,242,000	[9]	3,269,000	[9]
Long-term Risk Management Assets	45,102,000	[9]	0	[9]
Total Assets	52,344,000	[9]	3,269,000	[9]
Current Risk Management Liabilities	2,045,000	[9]	349,000	[9]
Long-term Risk Management Liabilities	3,013,000	[9]	0	[9]
Total Liabilities	5,058,000	[9]	349,000	[9]
Total MTM Derivative Contract Net Assets (Liabilities)	47,286,000	[9]	2,920,000	[9]
Commodity [Member] | Risk Management Contracts [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	360,000	[9]	1,078,000	[9]
Long-term Risk Management Assets	0	[9]	0	[9]
Total Assets	360,000	[9]	1,078,000	[9]
Current Risk Management Liabilities	1,332,000	[9]	81,000	[9]
Long-term Risk Management Liabilities	0	[9]	0	[9]
Total Liabilities	1,332,000	[9]	81,000	[9]
Total MTM Derivative Contract Net Assets (Liabilities)	(972,000)	[9]	997,000	[9]
Commodity [Member] | Risk Management Contracts [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	471,000	[9]	1,233,000	[9]
Long-term Risk Management Assets	0	[9]	0	[9]
Total Assets	471,000	[9]	1,233,000	[9]
Current Risk Management Liabilities	1,584,000	[9]	154,000	[9]
Long-term Risk Management Liabilities	0	[9]	0	[9]
Total Liabilities	1,584,000	[9]	154,000	[9]
Total MTM Derivative Contract Net Assets (Liabilities)	(1,113,000)	[9]	1,079,000	[9]
Commodity [Member] | Hedging Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	30,000,000	[9]	12,000,000	[9]
Long-term Risk Management Assets	3,000,000	[9]	3,000,000	[9]
Total Assets	33,000,000	[9]	15,000,000	[9]
Current Risk Management Liabilities	23,000,000	[9]	11,000,000	[9]
Long-term Risk Management Liabilities	8,000,000	[9]	3,000,000	[9]
Total Liabilities	31,000,000	[9]	14,000,000	[9]
Total MTM Derivative Contract Net Assets (Liabilities)	2,000,000	[9]	1,000,000	[9]
Commodity [Member] | Hedging Contracts [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	0	[9]	389,000	[9]
Long-term Risk Management Assets	0	[9]	0	[9]
Total Assets	0	[9]	389,000	[9]
Current Risk Management Liabilities	0	[9]	313,000	[9]
Long-term Risk Management Liabilities	0	[9]	0	[9]
Total Liabilities	0	[9]	313,000	[9]
Total MTM Derivative Contract Net Assets (Liabilities)	0	[9]	76,000	[9]
Commodity [Member] | Hedging Contracts [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	0	[9]	234,000	[9]
Long-term Risk Management Assets	0	[9]	0	[9]
Total Assets	0	[9]	234,000	[9]
Current Risk Management Liabilities	0	[9]	212,000	[9]
Long-term Risk Management Liabilities	0	[9]	0	[9]
Total Liabilities	0	[9]	212,000	[9]
Total MTM Derivative Contract Net Assets (Liabilities)	0	[9]	22,000	[9]
Commodity [Member] | Hedging Contracts [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	0	[9]	162,000	[9]
Long-term Risk Management Assets	0	[9]	0	[9]
Total Assets	0	[9]	162,000	[9]
Current Risk Management Liabilities	0	[9]	0	[9]
Long-term Risk Management Liabilities	0	[9]	0	[9]
Total Liabilities	0	[9]	0	[9]
Total MTM Derivative Contract Net Assets (Liabilities)	0	[9]	162,000	[9]
Commodity [Member] | Hedging Contracts [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	0	[9]	84,000	[9]
Long-term Risk Management Assets	0	[9]	0	[9]
Total Assets	0	[9]	84,000	[9]
Current Risk Management Liabilities	0	[9]	0	[9]
Long-term Risk Management Liabilities	0	[9]	0	[9]
Total Liabilities	0	[9]	0	[9]
Total MTM Derivative Contract Net Assets (Liabilities)	0	[9]	84,000	[9]
Commodity [Member] | Hedging Contracts [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	0	[9]	97,000	[9]
Long-term Risk Management Assets	0	[9]	0	[9]
Total Assets	0	[9]	97,000	[9]
Current Risk Management Liabilities	0	[9]	0	[9]
Long-term Risk Management Liabilities	0	[9]	0	[9]
Total Liabilities	0	[9]	0	[9]
Total MTM Derivative Contract Net Assets (Liabilities)	0	[9]	97,000	[9]
Interest Rate and Foreign Currency [Member]
Commodity
Derivative, Notional Amount	815,000,000		820,000,000
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	0	[2]	0	[2]
Hedging Liabilities	1,000,000	[2]	2,000,000	[2]
AOCI Gain (Loss) Net of Tax	(19,000,000)		(23,000,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	(2,000,000)		(4,000,000)
Interest Rate and Foreign Currency [Member] | Appalachian Power Co [Member]
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	0	[2]	0	[2]
Hedging Liabilities	0	[2]	0	[2]
AOCI Gain (Loss) Net of Tax	3,896,000		3,090,000
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	275,000		(806,000)
Interest Rate and Foreign Currency [Member] | Indiana Michigan Power Co [Member]
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	0	[2]	0	[2]
Hedging Liabilities	0	[2]	0	[2]
AOCI Gain (Loss) Net of Tax	(14,406,000)		(15,976,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	(1,090,000)		(1,568,000)
Interest Rate and Foreign Currency [Member] | Ohio Power Co [Member]
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	0	[2]	0	[2]
Hedging Liabilities	0	[2]	0	[2]
AOCI Gain (Loss) Net of Tax	5,602,000		6,974,000
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	1,372,000		1,363,000
Interest Rate and Foreign Currency [Member] | Public Service Co Of Oklahoma [Member]
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	0	[2]	0	[2]
Hedging Liabilities	0	[2]	0	[2]
AOCI Gain (Loss) Net of Tax	4,943,000		5,701,000
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	759,000		759,000
Interest Rate and Foreign Currency [Member] | Southwestern Electric Power Co [Member]
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	0	[2]	0	[2]
Hedging Liabilities	0	[2]	0	[2]
AOCI Gain (Loss) Net of Tax	(11,036,000)		(13,304,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	(1,998,000)		(2,267,000)
Interest Rate and Foreign Currency [Member] | Hedging Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	3,000,000	[9]	4,000,000	[9]
Long-term Risk Management Assets	0	[9]	0	[9]
Total Assets	3,000,000	[9]	4,000,000	[9]
Current Risk Management Liabilities	1,000,000	[9]	1,000,000	[9]
Long-term Risk Management Liabilities	9,000,000	[9]	15,000,000	[9]
Total Liabilities	10,000,000	[9]	16,000,000	[9]
Total MTM Derivative Contract Net Assets (Liabilities)	(7,000,000)	[9]	(12,000,000)	[9]
Interest Rate and Foreign Currency [Member] | Hedging Contracts [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	0	[9]	0	[9]
Long-term Risk Management Assets	0	[9]	0	[9]
Total Assets	0	[9]	0	[9]
Current Risk Management Liabilities	0	[9]	0	[9]
Long-term Risk Management Liabilities	0	[9]	0	[9]
Total Liabilities	0	[9]	0	[9]
Total MTM Derivative Contract Net Assets (Liabilities)	0	[9]	0	[9]
Interest Rate and Foreign Currency [Member] | Hedging Contracts [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	0	[9]	0	[9]
Long-term Risk Management Assets	0	[9]	0	[9]
Total Assets	0	[9]	0	[9]
Current Risk Management Liabilities	0	[9]	0	[9]
Long-term Risk Management Liabilities	0	[9]	0	[9]
Total Liabilities	0	[9]	0	[9]
Total MTM Derivative Contract Net Assets (Liabilities)	0	[9]	0	[9]
Interest Rate and Foreign Currency [Member] | Hedging Contracts [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	0	[9]	0	[9]
Long-term Risk Management Assets	0	[9]	0	[9]
Total Assets	0	[9]	0	[9]
Current Risk Management Liabilities	0	[9]	0	[9]
Long-term Risk Management Liabilities	0	[9]	0	[9]
Total Liabilities	0	[9]	0	[9]
Total MTM Derivative Contract Net Assets (Liabilities)	0	[9]	0	[9]
Interest Rate and Foreign Currency [Member] | Hedging Contracts [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	0	[9]	0	[9]
Long-term Risk Management Assets	0	[9]	0	[9]
Total Assets	0	[9]	0	[9]
Current Risk Management Liabilities	0	[9]	0	[9]
Long-term Risk Management Liabilities	0	[9]	0	[9]
Total Liabilities	0	[9]	0	[9]
Total MTM Derivative Contract Net Assets (Liabilities)	0	[9]	0	[9]
Interest Rate and Foreign Currency [Member] | Hedging Contracts [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	0	[9]	0	[9]
Long-term Risk Management Assets	0	[9]	0	[9]
Total Assets	0	[9]	0	[9]
Current Risk Management Liabilities	0	[9]	0	[9]
Long-term Risk Management Liabilities	0	[9]	0	[9]
Total Liabilities	0	[9]	0	[9]
Total MTM Derivative Contract Net Assets (Liabilities)	0	[9]	0	[9]
Gross Amounts of Risk Management Assets/Liabilities Recognized [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	425,000,000		363,000,000
Long-term Risk Management Assets	370,000,000		371,000,000
Total Assets	795,000,000		734,000,000
Current Risk Management Liabilities	353,000,000		304,000,000
Long-term Risk Management Liabilities	225,000,000		255,000,000
Total Liabilities	578,000,000		559,000,000
Total MTM Derivative Contract Net Assets (Liabilities)	217,000,000		175,000,000
Gross Amounts of Risk Management Assets/Liabilities Recognized [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	32,903,000		46,820,000
Long-term Risk Management Assets	5,159,000		20,948,000
Total Assets	38,062,000		67,768,000
Current Risk Management Liabilities	20,161,000		37,323,000
Long-term Risk Management Liabilities	2,322,000		14,452,000
Total Liabilities	22,483,000		51,775,000
Total MTM Derivative Contract Net Assets (Liabilities)	15,579,000		15,993,000
Gross Amounts of Risk Management Assets/Liabilities Recognized [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	28,545,000		33,463,000
Long-term Risk Management Assets	3,499,000		14,208,000
Total Assets	32,044,000		47,671,000
Current Risk Management Liabilities	11,326,000		26,991,000
Long-term Risk Management Liabilities	1,575,000		9,802,000
Total Liabilities	12,901,000		36,793,000
Total MTM Derivative Contract Net Assets (Liabilities)	19,143,000		10,878,000
Gross Amounts of Risk Management Assets/Liabilities Recognized [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	7,242,000		3,431,000
Long-term Risk Management Assets	45,102,000		0
Total Assets	52,344,000		3,431,000
Current Risk Management Liabilities	2,045,000		349,000
Long-term Risk Management Liabilities	3,013,000		0
Total Liabilities	5,058,000		349,000
Total MTM Derivative Contract Net Assets (Liabilities)	47,286,000		3,082,000
Gross Amounts of Risk Management Assets/Liabilities Recognized [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	360,000		1,162,000
Long-term Risk Management Assets	0		0
Total Assets	360,000		1,162,000
Current Risk Management Liabilities	1,332,000		81,000
Long-term Risk Management Liabilities	0		0
Total Liabilities	1,332,000		81,000
Total MTM Derivative Contract Net Assets (Liabilities)	(972,000)		1,081,000
Gross Amounts of Risk Management Assets/Liabilities Recognized [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	471,000		1,330,000
Long-term Risk Management Assets	0		0
Total Assets	471,000		1,330,000
Current Risk Management Liabilities	1,584,000		154,000
Long-term Risk Management Liabilities	0		0
Total Liabilities	1,584,000		154,000
Total MTM Derivative Contract Net Assets (Liabilities)	(1,113,000)		1,176,000
Gross Amounts Offset in the Statement of Financial Position [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	(247,000,000)	[10]	(203,000,000)	[10]
Long-term Risk Management Assets	(76,000,000)	[10]	(74,000,000)	[10]
Total Assets	(323,000,000)	[10]	(277,000,000)	[10]
Current Risk Management Liabilities	(261,000,000)	[10]	(214,000,000)	[10]
Long-term Risk Management Liabilities	(94,000,000)	[10]	(78,000,000)	[10]
Total Liabilities	(355,000,000)	[10]	(292,000,000)	[10]
Total MTM Derivative Contract Net Assets (Liabilities)	32,000,000	[10]	15,000,000	[10]
Gross Amounts Offset in the Statement of Financial Position [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	(9,111,000)	[11]	(25,649,000)	[11]
Long-term Risk Management Assets	(268,000)	[11]	(4,000,000)	[11]
Total Assets	(9,379,000)	[11]	(29,649,000)	[11]
Current Risk Management Liabilities	(9,144,000)	[11]	(28,431,000)	[11]
Long-term Risk Management Liabilities	(265,000)	[11]	(4,211,000)	[11]
Total Liabilities	(9,409,000)	[11]	(32,642,000)	[11]
Total MTM Derivative Contract Net Assets (Liabilities)	30,000	[11]	2,993,000	[11]
Gross Amounts Offset in the Statement of Financial Position [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	(6,217,000)	[11]	(18,075,000)	[11]
Long-term Risk Management Assets	(182,000)	[11]	(2,713,000)	[11]
Total Assets	(6,399,000)	[11]	(20,788,000)	[11]
Current Risk Management Liabilities	(6,103,000)	[11]	(19,962,000)	[11]
Long-term Risk Management Liabilities	(180,000)	[11]	(2,856,000)	[11]
Total Liabilities	(6,283,000)	[11]	(22,818,000)	[11]
Total MTM Derivative Contract Net Assets (Liabilities)	(116,000)	[11]	2,030,000	[11]
Gross Amounts Offset in the Statement of Financial Position [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	0	[11]	(349,000)	[11]
Long-term Risk Management Assets	0	[11]	0	[11]
Total Assets	0	[11]	(349,000)	[11]
Current Risk Management Liabilities	(102,000)	[11]	(349,000)	[11]
Long-term Risk Management Liabilities	0	[11]	0	[11]
Total Liabilities	(102,000)	[11]	(349,000)	[11]
Total MTM Derivative Contract Net Assets (Liabilities)	102,000	[11]	0	[11]
Gross Amounts Offset in the Statement of Financial Position [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	(360,000)	[11]	5,000	[11]
Long-term Risk Management Assets	0	[11]	0	[11]
Total Assets	(360,000)	[11]	5,000	[11]
Current Risk Management Liabilities	(414,000)	[11]	4,000	[11]
Long-term Risk Management Liabilities	0	[11]	0	[11]
Total Liabilities	(414,000)	[11]	4,000	[11]
Total MTM Derivative Contract Net Assets (Liabilities)	54,000	[11]	1,000	[11]
Gross Amounts Offset in the Statement of Financial Position [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	(440,000)	[11]	(151,000)	[11]
Long-term Risk Management Assets	0	[11]	0	[11]
Total Assets	(440,000)	[11]	(151,000)	[11]
Current Risk Management Liabilities	(502,000)	[11]	(154,000)	[11]
Long-term Risk Management Liabilities	0	[11]	0	[11]
Total Liabilities	(502,000)	[11]	(154,000)	[11]
Total MTM Derivative Contract Net Assets (Liabilities)	62,000	[11]	3,000	[11]
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	178,000,000	[12]	160,000,000	[12]
Long-term Risk Management Assets	294,000,000	[12]	297,000,000	[12]
Total Assets	472,000,000	[12]	457,000,000	[12]
Current Risk Management Liabilities	92,000,000	[12]	90,000,000	[12]
Long-term Risk Management Liabilities	131,000,000	[12]	177,000,000	[12]
Total Liabilities	223,000,000	[12]	267,000,000	[12]
Total MTM Derivative Contract Net Assets (Liabilities)	249,000,000	[12]	190,000,000	[12]
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	23,792,000	[12]	21,171,000	[12]
Long-term Risk Management Assets	4,891,000	[12]	16,948,000	[12]
Total Assets	28,683,000	[12]	38,119,000	[12]
Current Risk Management Liabilities	11,017,000	[12]	8,892,000	[12]
Long-term Risk Management Liabilities	2,057,000	[12]	10,241,000	[12]
Total Liabilities	13,074,000	[12]	19,133,000	[12]
Total MTM Derivative Contract Net Assets (Liabilities)	15,609,000	[12]	18,986,000	[12]
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	22,328,000	[12]	15,388,000	[12]
Long-term Risk Management Assets	3,317,000	[12]	11,495,000	[12]
Total Assets	25,645,000	[12]	26,883,000	[12]
Current Risk Management Liabilities	5,223,000	[12]	7,029,000	[12]
Long-term Risk Management Liabilities	1,395,000	[12]	6,946,000	[12]
Total Liabilities	6,618,000	[12]	13,975,000	[12]
Total MTM Derivative Contract Net Assets (Liabilities)	19,027,000	[12]	12,908,000	[12]
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	7,242,000	[12]	3,082,000	[12]
Long-term Risk Management Assets	45,102,000	[12]	0	[12]
Total Assets	52,344,000	[12]	3,082,000	[12]
Current Risk Management Liabilities	1,943,000	[12]	0	[12]
Long-term Risk Management Liabilities	3,013,000	[12]	0	[12]
Total Liabilities	4,956,000	[12]	0	[12]
Total MTM Derivative Contract Net Assets (Liabilities)	47,388,000	[12]	3,082,000	[12]
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	0	[12]	1,167,000	[12]
Long-term Risk Management Assets	0	[12]	0	[12]
Total Assets	0	[12]	1,167,000	[12]
Current Risk Management Liabilities	918,000	[12]	85,000	[12]
Long-term Risk Management Liabilities	0	[12]	0	[12]
Total Liabilities	918,000	[12]	85,000	[12]
Total MTM Derivative Contract Net Assets (Liabilities)	(918,000)	[12]	1,082,000	[12]
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	31,000	[12]	1,179,000	[12]
Long-term Risk Management Assets	0	[12]	0	[12]
Total Assets	31,000	[12]	1,179,000	[12]
Current Risk Management Liabilities	1,082,000	[12]	0	[12]
Long-term Risk Management Liabilities	0	[12]	0	[12]
Total Liabilities	1,082,000	[12]	0	[12]
Total MTM Derivative Contract Net Assets (Liabilities)	(1,051,000)	[12]	1,179,000	[12]
Power [Member]
Commodity
Derivative, Energy Notional Amount	334,000,000		406,000,000
Power [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Energy Notional Amount	32,479,000		48,995,000
Power [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Energy Notional Amount	23,774,000		33,231,000
Power [Member] | Ohio Power Co [Member]
Commodity
Derivative, Energy Notional Amount	20,334,000		34,843,000
Power [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Energy Notional Amount	16,765,000		13,469,000
Power [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Energy Notional Amount	20,469,000		17,057,000
Coal [Member]
Commodity
Derivative, Mass Notional Amount	3,000,000		4,000,000
Coal [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Mass Notional Amount	279,000		31,000
Coal [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Mass Notional Amount	500,000		3,389,000
Coal [Member] | Ohio Power Co [Member]
Commodity
Derivative, Mass Notional Amount	0		0
Coal [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Mass Notional Amount	0		1,013,000
Coal [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Mass Notional Amount	1,500,000		1,692,000
Natural Gas [Member]
Commodity
Derivative, Energy Notional Amount	106,000,000		127,000,000
Natural Gas [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Energy Notional Amount	421,000		2,477,000
Natural Gas [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Energy Notional Amount	286,000		1,680,000
Natural Gas [Member] | Ohio Power Co [Member]
Commodity
Derivative, Energy Notional Amount	0		0
Natural Gas [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Energy Notional Amount	0		0
Natural Gas [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Energy Notional Amount	0		0
Heating Oil and Gasoline [Member]
Commodity
Derivative, Volume Notional Amount	6,000,000		6,000,000
Heating Oil and Gasoline [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Volume Notional Amount	1,089,000		1,089,000
Heating Oil and Gasoline [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Volume Notional Amount	521,000		521,000
Heating Oil and Gasoline [Member] | Ohio Power Co [Member]
Commodity
Derivative, Volume Notional Amount	1,108,000		1,108,000
Heating Oil and Gasoline [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Volume Notional Amount	614,000		614,000
Heating Oil and Gasoline [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Volume Notional Amount	699,000		699,000
Interest Rate Contract [Member]
Commodity
Derivative, Notional Amount	152,000,000		191,000,000
Interest Rate Contract [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Notional Amount	5,094,000		12,720,000
Interest Rate Contract [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Notional Amount	3,455,000		8,627,000
Interest Rate Contract [Member] | Ohio Power Co [Member]
Commodity
Derivative, Notional Amount	0		0
Interest Rate Contract [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Notional Amount	0		0
Interest Rate Contract [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Notional Amount	0		0
Vertically Integrated Utilities Revenues [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	35,000,000		15,000,000		10,000,000
Generation and Marketing Revenues [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	53,000,000		49,000,000		50,000,000
Electric Generation, Transmission and Distribution Revenues [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	8,732,000		2,019,000		(1,149,000)
Electric Generation, Transmission and Distribution Revenues [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	13,151,000		10,624,000		11,437,000
Electric Generation, Transmission and Distribution Revenues [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	40,000		4,886,000		11,978,000
Electric Generation, Transmission and Distribution Revenues [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	185,000		371,000		163,000
Electric Generation, Transmission and Distribution Revenues [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	56,000		647,000		398,000
Sales to AEP Affiliates [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0
Sales to AEP Affiliates [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(854,000)
Sales to AEP Affiliates [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0
Sales to AEP Affiliates [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	854,000
Sales to AEP Affiliates [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0
Regulatory Assets [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(11,000,000)	[13]	(2,000,000)	[13]	(43,000,000)	[13]
Regulatory Assets [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(4,077,000)	[13]	(4,000)	[13]	(7,835,000)	[13]
Regulatory Assets [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(503,000)	[13]	(26,000)	[13]	(9,204,000)	[13]
Regulatory Assets [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0	[13]	(5,795,000)	[13]	(14,104,000)	[13]
Regulatory Assets [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(970,000)	[13]	2,956,000	[13]	(5,304,000)	[13]
Regulatory Assets [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(1,142,000)	[13]	424,000	[13]	(6,274,000)	[13]
Regulatory Liabilities [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	193,000,000	[13]	(5,000,000)	[13]	8,000,000	[13]
Regulatory Liabilities [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	49,555,000	[13]	(338,000)	[13]	7,314,000	[13]
Regulatory Liabilities [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	37,410,000	[13]	(9,062,000)	[13]	(889,000)	[13]
Regulatory Liabilities [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	85,944,000	[13]	2,920,000	[13]	0	[13]
Regulatory Liabilities [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	304,000	[13]	999,000	[13]	(19,000)	[13]
Regulatory Liabilities [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	$ 16,851,000	[13]	$ 1,462,000	[13]	$ (13,000)	[13]

[1]	The fair value changes were immaterial.
[2]	Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.
[3]	Represents the amount of collateral AEP subsidiaries would have been required to post for other significant non-derivative contracts including AGR jointly owned plant contracts and various other commodity related contacts.
[4]	Amounts in "Other" column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for "Derivatives and Hedging."
[5]	The December 31, 2014 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $(18) million in 2015 and $(10) million in periods 2016-2018; Level 2 matures $31 million in 2015, $52 million in periods 2016-2018, $12 million in periods 2019-2020 and $1 million in periods 2021-2030; Level 3 matures $50 million in 2015, $29 million in periods 2016-2018, $9 million in periods 2019-2020 and $66 million in periods 2021-2030. Risk management commodity contracts are substantially comprised of power contracts.
[6]	The December 31, 2013 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $4 million in 2014, $(11) million in periods 2015-2017 and $(1) million in periods 2018-2019; Level 2 matures $25 million in 2014, $37 million in periods 2015-2017, $7 million in periods 2018-2019 and $5 million in periods 2020-2030; Level 3 matures $27 million in 2014, $60 million in periods 2015-2017, $14 million in periods 2018-2019 and $19 million in periods 2020-2030. Risk management commodity contracts are substantially comprised of power contracts.
[7]	Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”
[8]	Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.
[9]	Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."
[10]	Amounts primarily include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging." Amounts also include de-designated risk management contracts.
[11]	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging."
[12]	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.
[13]	Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.